Derivative financial instruments (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012 Short-term Assets	Dec. 31, 2011 Short-term Assets	Sep. 30, 2012 Long-term Assets	Dec. 31, 2011 Long-term Assets	Sep. 30, 2012 Short-term Liabilities	Dec. 31, 2011 Short-term Liabilities	Sep. 30, 2012 Long-term Liabilities	Dec. 31, 2011 Long-term Liabilities	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Sep. 30, 2012 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Treasury future Short-term Liabilities	Sep. 30, 2012 Non-designated Commodities price risk Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Short-term Assets	Sep. 30, 2012 Non-designated Commodities price risk Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Assets	Sep. 30, 2012 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Sep. 30, 2012 Non-designated Commodities price risk Bunker Oil Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Bunker Oil Short-term Assets	Sep. 30, 2012 Non-designated Commodities price risk Bunker Oil Short-term Liabilities	Sep. 30, 2012 Designated Embedded derivatives Short-term Assets	Dec. 31, 2011 Designated Embedded derivatives Short-term Assets	Sep. 30, 2012 Designated Embedded derivatives Long-term Assets	Sep. 30, 2012 Designated Embedded derivatives Short-term Liabilities	Dec. 31, 2011 Designated Embedded derivatives Short-term Liabilities	Sep. 30, 2012 Designated Embedded derivatives Strategic Nickel Short-term Assets	Dec. 31, 2011 Designated Embedded derivatives Strategic Nickel Short-term Assets	Sep. 30, 2012 Designated Embedded derivatives Foreign exchange cash flow hedge Short-term Assets	Sep. 30, 2012 Designated Embedded derivatives Foreign exchange cash flow hedge Long-term Assets	Sep. 30, 2012 Designated Embedded derivatives Foreign exchange cash flow hedge Short-term Liabilities	Dec. 31, 2011 Designated Embedded derivatives Foreign exchange cash flow hedge Short-term Liabilities
Derivative financial instruments
Description of Variable Rate Basis	LIBOR
Derivative financial instruments
Derivative Assets		$ 281	$ 595	$ 15	$ 60					$ 220	$ 429	$ 1	$ 60					$ 203	$ 410	$ 1	$ 60									$ 17	$ 19				$ 7	$ 5			$ 1			$ 7	$ 4		$ 54	$ 161	$ 14			$ 46	$ 161	$ 8	$ 14
Derivative liabilities						$ 119	$ 73	$ 968	$ 663					$ 86	$ 58	$ 968	$ 663					$ 81	$ 49	$ 871	$ 590	$ 5	$ 4	$ 36	$ 32			$ 61	$ 41	$ 5			$ 7	$ 1		$ 6	$ 1			$ 1				$ 26	$ 14					$ 26	$ 14